Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 13,954	$ 10,587
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	10,866	7,850
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,824	1,824
Other equity accounted investees
Schedule of Equity Method Investments [Line Items]
Long-term investments	148	176
Minda Emer Technologies Limited
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 1,116	$ 737